Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	$ 1,224	$ 1,841
Ending balance	1,242	1,224
Beginning balance	595	734
Ending balance	474	595
Net deferred liability	(768)	(629)
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions		(27)
Benefit to other comprehensive income	(19)
Disposals of businesses	(411)
Translation and other, net	17	19
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	(22)	(34)
Expense to equity	(4)	(19)
Disposals of businesses	(94)
Translation and other, net	(16)	12
Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(85)	(365)
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	82	(79)
Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	516	(244)
Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(67)	(19)
Goodwill and Other Identifiable Intangible Assets [Member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	979	1,407
Ending balance	517	979
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions		4
Disposals of businesses	(456)
Translation and other, net	(7)	24
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(20)	(243)
Goodwill and Other Identifiable Intangible Assets [Member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	21	(213)
Computer Software, Computer Hardware and Other Property [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	(114)	(100)
Ending balance	18	(114)
Computer Software, Computer Hardware and Other Property [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions		(31)
Disposals of businesses	60
Translation and other, net	34	(3)
Computer Software, Computer Hardware and Other Property [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	29	(6)
Computer Software, Computer Hardware and Other Property [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	9	26
Equity Method Investments [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	34	36
Ending balance	468	34
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	(19)
Disposals of businesses	(1)
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(74)	(2)
Equity Method Investments [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	528
Other [Member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	325	498
Ending balance	239	325
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Disposals of businesses	(14)
Translation and other, net	(10)	(2)
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(20)	(114)
Other [Member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(42)	(57)
Tax losses [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	83	48
Ending balance	73	83
Tax losses [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Disposals of businesses	(19)
Translation and other, net	(2)	2
Tax losses [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	50	32
Tax losses [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(39)	1
Employee benefits [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	22	34
Beginning balance	222	284
Ending balance	170	222
Employee benefits [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	(22)	(34)
Disposals of businesses	(37)
Translation and other, net	(4)	5
Employee benefits [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	14	(27)
Employee benefits [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(3)	(6)
Deferred and share-based compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	4	19
Beginning balance	94	175
Ending balance	68	94
Deferred and share-based compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	(4)	(19)
Disposals of businesses	(1)
Deferred and share-based compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(13)	(56)
Deferred and share-based compensation [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	(8)	(6)
Other [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	196	227
Ending balance	163	196
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Disposals of businesses	(37)
Translation and other, net	(10)	5
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	31	(28)
Other [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement	$ (17)	$ (8)